Stockholders’ Equity (Deficit) and Stock-Based Compensation - Stock Option Awards, Option Grant Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Shares Outstanding
Outstanding balances at beginning of period (in shares)	3,114,800.0	2,156,550
Options granted (in shares)	0	1,327,475
Options exercised (in shares)	(46,625)	(46,100)
Options forfeited (in shares)	(143,850)	(288,075)
Options expired (in shares)	(2,400)	(35,050)
Outstanding balances at end of period (in shares)	2,921,925	3,114,800.0
Options exercisable at end of period (in shares)	801,725	659,950
Options vested and expected to vest at end of period (in shares)	2,921,925	3,114,800
Weighted- Average Exercise Price
Outstanding balances at beginning of period (in dollars per share)	$ 1.62	$ 0.45
Options granted (in dollars per share)	0.00	3.40
Options exercised (in dollars per share)	0.78	0.36
Options forfeited (in dollars per share)	2.32	1.38
Options expired (in dollars per share)	0.74	0.36
Outstanding balances at the end of period (in dollars per share)	1.60	1.62
Options exercisable at end of period (in dollars per share)	0.61	0.40
Options vested and expected to vest at end of period (in dollars per share)	$ 1.60	$ 1.62
Aggregate Intrinsic Value (in thousands)
Options exercisable at December 31, 2018	$ 15,158	$ 8,865
Options vested and expected to vest at December 31, 2018	$ 52,353	$ 38,022
Weighted- Average Remaining Contractual Term (in years)
Options exercisable at December 31, 2018	7 years 9 months 15 days	7 years 11 months 2 days
Options vested and expected to vest at December 31, 2018	8 years 3 months 26 days	8 years 7 months 3 days